AQUILA THREE PEAKS HIGH INCOME FUND
AQUILA THREE PEAKS HIGH INCOME FUND
Investment Objectives
The Fund’s objective is to obtain high current income.
Capital appreciation is a secondary objective when consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 25 of the Fund's Prospectus, "Sales Charges - Class A Shares and Class T Shares” on page 28 of the Prospectus, “Broker-Defined Sales Charge Waiver Policies” on page 46 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 51 of the Statement of Additional Information (the “SAI”).  If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AQUILA THREE PEAKS HIGH INCOME FUND	Aquila Three Peaks High Income Fund Class A		Aquila Three Peaks High Income Fund Class C	Aquila Three Peaks High Income Fund Class I	Aquila Three Peaks High Income Fund Class F	Aquila Three Peaks High Income Fund Class T	Aquila Three Peaks High Income Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none	2.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none	none	none
[1]	Purchases of $1 million or more of Class A Shares have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AQUILA THREE PEAKS HIGH INCOME FUND	Aquila Three Peaks High Income Fund Class A	Aquila Three Peaks High Income Fund Class C	Aquila Three Peaks High Income Fund Class I	Aquila Three Peaks High Income Fund Class F	Aquila Three Peaks High Income Fund Class T	Aquila Three Peaks High Income Fund Class Y
Management Fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.20%	0.75%	0.40%	none	0.25%	none
Other Expenses	0.25%	0.51%	0.15%	0.20%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.10%	1.91%	1.20%	0.85%	1.15%	0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AQUILA THREE PEAKS HIGH INCOME FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Aquila Three Peaks High Income Fund Class A	508	736	982	1,687
Aquila Three Peaks High Income Fund Class C	294	600	1,032	1,828
Aquila Three Peaks High Income Fund Class I	122	381	660	1,455
Aquila Three Peaks High Income Fund Class F	87	271	471	1,049
Aquila Three Peaks High Income Fund Class T	364	606	867	1,613
Aquila Three Peaks High Income Fund Class Y	92	287	498	1,108

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
AQUILA THREE PEAKS HIGH INCOME FUND | Aquila Three Peaks High Income Fund Class C | USD ($)	194	600	1,032	1,828

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in income-producing securities.  Such securities may be rated at any level by nationally recognized statistical rating organizations or they may be unrated.  It is anticipated that the Fund’s portfolio will typically include a high proportion, perhaps even 100%, of high-yield/high-risk securities rated below investment grade. Such securities are sometimes called “junk bonds.”

The bonds the Fund purchases can be of any maturity but the average effective weighted maturity of the Fund’s portfolio will normally be within one year of the average maturity of the Bloomberg Barclays US Corporate High Yield Total Return Index Value Unhedged.  The average maturity of the Index as of December 31, 2016 was 6.30 years.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, Three Peaks Capital Management, LLC (the “Sub-Adviser”), applies a “bottom up” approach in choosing investments. This means that the Sub-Adviser considers the individual characteristics of each potential investment in an income-producing security to determine if it is an attractive investment opportunity and consistent with the Fund’s investment policies.

Within the parameters of the Fund’s specific investment policies, the Fund may invest without limit in foreign debt, including debt of emerging markets issuers.  The Fund may also invest in subordinated securities and may hold cash or other short-term investments.

Principal Risks
You may lose money by investing in the Fund.  Following is a summary description of certain risks of investing in the Fund.

Market Risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrades of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.  The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.  The Federal Reserve has reduced its market support activities and recently has begun raising interest rates.  Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth.  Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low, so the Fund faces a heightened risk that interest rates may rise.  A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.  The maturity of a security may be significantly longer than its effective duration.  A security’s maturity may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if  the value of the assets underlying a security declines, the value of your investment will typically decline. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Junk Bonds Risk. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Subordinated Securities Risk. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Foreign Securities Risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Liquidity Risk. The Fund may make investments that are illiquid or become illiquid after purchase, including investments in securities issued in private placement transactions.  Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.  The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Extension Risk.  If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market.  This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Turnover Risk.  If the Fund does a lot of trading, it may incur additional operating expenses and other costs, which would reduce performance.  Trading activity could also cause shareholders to incur a higher level of taxable income or capital gains.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.  The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.  The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance.  No performance information is presented for Class T or Class F Shares because Class T Shares and Class F Shares are newly offered and do not have annual returns for at least one calendar year. The returns for Class T Shares and Class F Shares would differ from the returns shown because Class T Shares and Class F Shares have different expenses.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1000 (toll-free).

ANNUAL TOTAL RETURNS As of December 31 Class Y Shares 2007 – 2016

During the 10-year period shown in the bar chart, the highest return for a quarter was 8.42% (quarter ended March 31, 2009) and the lowest return for a quarter was -11.58% (quarter ended December 31, 2008).

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Returns - AQUILA THREE PEAKS HIGH INCOME FUND	1 Year	5 Years	10 Years
Aquila Three Peaks High Income Fund Class A	0.97%	3.76%	4.34%
Aquila Three Peaks High Income Fund Class C	3.47%	3.79%	3.94%
Aquila Three Peaks High Income Fund Class I	5.24%	4.57%	4.77%
Aquila Three Peaks High Income Fund Class Y	5.55%	4.83%	4.98%
After Taxes on Distributions | Aquila Three Peaks High Income Fund Class Y	3.85%	2.61%	2.55%
After Taxes on Distributions and Redemption | Aquila Three Peaks High Income Fund Class Y	3.12%	2.84%	2.89%
Bloomberg Barclays US Corporate High Yield Total Return Index Value Unhedged (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	17.13%	7.37%	7.45%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.